LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Loss Per Share
	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Net loss	19,108	17,202	13,846
Shares used in computing net loss per ordinary share, basic and diluted	5,671,786	4,159,870	1,537,060
Net loss per ordinary share, basic and diluted	3.37	4.14	9.01

Schedule of Anti-Dilutive Securities
	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	(number)
Warrants and share options	2,912,147	1,170,262	1,104,431